Note 3 - Oil and Gas Properties - 10K (Details Textual)							6 Months Ended		9 Months Ended	12 Months Ended		13 Months Ended
	Aug. 05, 2022 USD ($)	Jul. 08, 2022 USD ($)	Apr. 01, 2022 USD ($)	Mar. 09, 2022 USD ($)	Mar. 03, 2021 USD ($)	Sep. 08, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)
Option Agreement, Options Payments Advanced									$ 85,500			$ 85,500
Payments to Acquire Oil and Gas Property							$ 145,558	$ 756,298			$ (0)
Chicorica [Member]
Extension Agreement, Payments	$ 30,000	$ 35,000	$ 30,000
Business Combination, Extension Payments										$ 30,000
Logan 2 Project [Member] | Kadence [Member]
Exclusivity Agreement for Exercising Option, Monthly Payment						$ 10,000
Payments to Acquire Businesses, Gross						$ 350,000
Option Agreement, Acquire Oil and Gas Assets, Payment, Percentage of Net Revenue						3.00%
Option Agreement, Acquire Oil and Gas Assets, Payment, Percentage of Net Revenue, Stop Limit						$ 800,000
Business Combination, Monthly Payment					$ 10,000
Logan 2 Project [Member] | Brian Tribble [Member]
Business Combination, Consideration Transferred						$ 10,000
Purchase and Sale Agreement [Member] | Progressive [Member]
Option Agreement, Acquire Oil and Gas Assets, Payment, Percentage of Net Revenue				3.00%
Acquisition, Number of Well Bores				34
Payments to Acquire Oil and Gas Property				$ 726,298
Logan 1 Project [Member] | Progressive [Member]
Additional Progressive Receivable				$ 350,000